united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17645 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Rich Malinowski, Gemini Fund Services, LLC

80 Arkay Drive., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 11/30

Date of reporting period: 5/31/19

Item 1. Reports to Stockholders.

North Star Opportunity Fund
Class I Shares (Symbol: NSOIX)
Class A Shares (Symbol: NSOPX)

North Star Micro Cap Fund
Class I Shares (Symbol: NSMVX)

North Star Dividend Fund
Class I Shares (Symbol: NSDVX)

North Star Bond Fund
Class I Shares (Symbol: NSBDX)

Semi-Annual Report
May 31, 2019

www.nsinvestfunds.com
Investor Information: 1-312-580-0900

Distributed by Northern Lights Distributors, LLC
Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.nsinvestfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

The North Star Mutual Fund Family consists of four funds; The North Star Opportunity Fund, the North Star Micro Cap Fund, the North Star Dividend Fund, and the North Star Bond Fund. The first three funds share the objective of producing long-term capital appreciation by investing primarily in the common stocks of publicly traded companies that are trading at attractive enterprise values relative to their free cash flow, while the fourth invests in fixed income securities to generate monthly income:

☐	The North Star Opportunity Fund’s range of investments may include smaller, underfollowed companies to the largest multinational organizations as well as fixed income securities. The result is a diversified Micro to Macro portfolio of stocks and fixed income securities structured to offer a relatively high yield with relatively low volatility. As of 05-31-2019 58.7% of the portfolio is in large and mid- cap stocks, and 19.3% in small and micro-cap stocks, with 17.8% in fixed income securities and 4.2% in cash.

☐	The North Star Micro Cap Fund invests in the common stocks of misunderstood or underfollowed companies with under $500 million capitalizations.

☐	The North Star Dividend Fund’s primary objective is to generate monthly income. The Fund seeks to achieve its objectives by investing in a diversified portfolio of common stocks of companies with under $ 1 billion market capitalization which offer attractive dividend yields.

☐	The North Star Bond Fund will generally focus on bonds issued by companies with market capitalizations of less than $2.5 billion.

The first half of our fiscal year got off to a rough start, with the S&P 500 declining 14.82% between November 30th and December 24th. The narrative that had turned bearish in the fall, with the Fed removing “accommodative” from its monetary policy statement and Trump imposing 10% tariffs on $250 billion of Chinese goods, remained in place. Fear of higher interest rates and elevated input costs translated to lower growth expectations and reductions in earnings forecasts. Volatility soared, and stocks prices retreated. There must have been something magic in Santa’s sled as perceptions of Fed and Trade policies shifted by December 26, leading to a sharp rebound in stock prices and new record highs by the end of April. The month of May was anything but merry, as President Trump kick off the month by tweeting that trade negotiations with the Chinese were going too slowly and that the tariff truce would end that Friday unless a deal was agreed to on Thursday. Global stock markets shed an estimated $2 trillion in value as that deadline approached. Concerns over a global economic slowdown as a result of these trade disruptions led to expectations of Fed policy shifting from further tightening to rate cuts. The “dovish” tilt of the Fed combined with intermittent tweet-induced hopes for a trade deal seemed to provide a floor under the market, which finished the six-month period slightly lower than where it started.

The Dollar ignored the stock market roller coaster ride and remained steady throughout the period. The yield on the Ten-Year Treasury, on the other hand, dropped almost on a straight line from 3% to 2.12%,

THE CIVIC OPERA BUILDING • 20 NORTH WACKER DRIVE • SUITE 1416 • CHICAGO, ILLINOIS 60606

312.580.0900 PHONE • 312.580.0901 FAX

4799-NLD-7/1/2019

suggesting an economic slowdown to many economists. Meanwhile the U.S. economy remained very resilient, with very low unemployment and very high consumer confidence. At North Star, our focus is on companies which typically derive most of their revenue domestically. In our recent meetings with the management teams of our portfolio companies, we were generally impressed by their recent results, as well as their optimistic outlook for the future, although the unknown derivative consequences of the “evolving” trade policy are clearly headwinds for all companies. The Funds’ results for the period ending 05-31-2019 are detailed below.

	Total Return for the	NAV	Distributions	NAV	Total Assets
Fund	6 Month Period	05/31/2019	During Period	11/30/18	(in 000’s)
North Star Opportunity Fund A	-2.89%	$12.54	$0.6272	$13.57	$34,600
North Star Opportunity Fund I	-2.72%	$12.50	$0.6396	$13.52	$82,628
North Star Micro Cap Fund I	-1.33%	$24.71	$1.7154	$26.86	$73,493
North Star Dividend Fund I	-3.29%	$18.35	$1.0773	$20.09	$74,120
North Star Bond Fund I	3.28%	$9.57	$0.1774	$9.44	$23,256

Our outlook for the rest of 2019 is mixed, with near full employment and a high level of consumer confidence on the one hand, and significant trade and supply chain related headwinds on the other hand. The Manufacturing sector has slowed, as companies seek clarification on the global trade and supply chain landscape. The highly charged political environment could also prove to be a distraction. As such, we will continue to position the portfolios somewhat on the conservative side, focusing on individual companies with solid prospects that are trading at reasonable valuations.

We are very excited to announce that on February 15, 2019 the Regal Total Return Fund merged into the North Star Opportunity Fund, and Jim Tassoni joined the team as a portfolio manager. As a result we have been able to expand our research capacity and lower the expense ratio of the Fund.

We thank you for your investment in the North Star Funds.

THE CIVIC OPERA BUILDING • 20 NORTH WACKER DRIVE • SUITE 1416 • CHICAGO, ILLINOIS 60606

312.580.0900 PHONE • 312.580.0901 FAX

4799-NLD-7/1/2019

Please remember that past performance may not be indicative and is no guarantee of future results. The fund performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. A Fund’s performance, especially for very short periods of time, should not be the sole factor in making your investment decisions. For current performance information, please visit www.nsinvestfunds.com or call 1-312-580-0900. All performance figures reflect fee waivers and expense subsidies, without which performance figures would have been lower.

The indices shown are for informational purposes only and are not reflective of any investment. As it is not possible to invest in the indices, the data shown does not reflect or compare features of an actual investment, such as its objectives, costs and expenses, liquidity, safety, guarantees or insurance, fluctuation of principal or return, or tax features. Past performance is no guarantee of future results.

S&P 500 Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks.

Russell 2000® Index is an unmanaged index that is a widely recognized indicator of small capitalization company performance. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

THE CIVIC OPERA BUILDING • 20 NORTH WACKER DRIVE • SUITE 1416 • CHICAGO, ILLINOIS 60606

312.580.0900 PHONE • 312.580.0901 FAX

4799-NLD-7/1/2019

North Star Opportunity Fund
PORTFOLIO REVIEW (Unaudited)
May 31, 2019

The Fund’s performance* figures for the periods ended May 31, 2019, compared to its benchmark:

					Since	Since
			Five Year	Ten Year	Inception**	Inception***
	Six Months	One Year	(Annualized)	(Annualized)	(Annualized)	(Annualized)
North Star Opportunity Fund – Class A	(2.89)%	(0.45)%	3.61%	N/A	8.24%	N/A
North Star Opportunity Fund – Class A with load	(8.48)%	(6.21)%	2.39%	N/A	7.39%	N/A
North Star Opportunity Fund – Class I (a)	(2.72)%	(0.15)%	3.78%	9.87%	N/A	5.02%
S&P 500 Total Return Index (b)	0.74%	3.78%	9.66%	13.95%	13.94%	7.75%

*	Past performance is not predictive of future results. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Shares held for less than 30 days are subject to a 2.00% redemption fee. The total operating expense ratios (including indirect expenses), as stated in the Fund’s Prospectus dated April 1, 2019, are 1.68% and 1.43% for Class A and Class I shares, respectively. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. Total returns would have been lower had the advisor not waived its fees and reimbursed a portion of the fund’s expenses. For performance information current to the most recent month-end, please call 1-312-580-0900.

**	Inception date is December 15, 2011.

***	Inception date is December 31, 2006 (Predecessor Fund).

(a)	The North Star Opportunity Fund is the successor to the North Star Opportunity Fund, L.P. (the “Predecessor Fund”), which transferred its assets to the Fund in connection with the Fund’s commencement of operations. The Predecessor Fund was managed by the same adviser who currently manages the Fund, and had substantially similar investment objectives and strategies to those of the Fund. The performance includes the performance of the Predecessor Fund prior to the commencement of the Fund’s operations. The Predecessor Fund’s performance has been adjusted to reflect the annual deduction of fees and expenses applicable to the Class I Shares. The Predecessor Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”). If the Predecessor Fund had been registered under the 1940 Act, its performance may have been different.

(b)	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

The Fund’s Top Ten Industries are as follows:

Industries	% of Net Assets
Retail	9.0%
U.S. Treasury Obligations	8.5%
Pharmaceuticals	6.7%
Media	6.1%
Electrical Components & Equipment	4.9%
Limited Partnership	4.8%
Banks	4.6%
Telecommunications	4.5%
Internet	3.9%
Software	3.5%
Other Industries	38.8%
Short-Term Investments and Other Assets Net of Liabilities	4.7%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

North Star Micro Cap Fund
PORTFOLIO REVIEW (Unaudited)
May 31, 2019

The Fund’s performance* figures for the periods ended May 31, 2019, compared to its benchmark:

					Since
			Five Year	Ten Year	Inception**
	Six Months	One Year	(Annualized)	(Annualized)	(Annualized)
North Star Micro Cap Fund – Class I (a)	(1.33)%	(9.71)%	2.81%	11.37%	9.68%
Morningstar US Small Value PR Index (b)	(8.62)%	(14.44)%	1.03%	10.05%	5.77%

*	Past performance is not predictive of future results. The performance comparison includes reinvestment of all dividends and capital gains. Shares held for less than 30 days are subject to a 2.00% redemption fee. The total operating expense ratio (including indirect expenses), as stated in the Fund’s Prospectus dated April 1, 2019, is 1.42% for Class I shares. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. Total returns would have been lower had the advisor not waived its fees and reimbursed a portion of the Fund’s expenses. For performance information current to the most recent month-end, please call 1-312-580-0900.

**	Inception date is December 31, 1997 (Predecessor Fund).

(a)	The North Star Micro Cap Fund is the successor to the Kuby Gottlieb Special Value Fund, L.P. (the “Predecessor Fund”), which transferred its assets to the North Star Micro Cap Fund in connection with the North Star Micro Cap Fund’s commencement of operations. The Predecessor Fund was managed by the same adviser who currently manages the North Star Micro Cap Fund, and had substantially similar investment objectives and strategies to those of the North Star Micro Cap Fund. The performance includes the performance of the Predecessor Fund prior to the commencement of the North Star Micro Cap Fund’s operations. The Predecessor Fund’s performance has been adjusted to reflect the annual deduction of fees and expenses applicable to the Class I Shares. The Predecessor Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”). If the Predecessor Fund had been registered under the 1940 Act, its performance may have been different.

(b)	The Morningstar US Small Value PR Index measures the performance of small-cap stocks with relatively low prices given anticipated per-share earnings, book value, cash flow, sales and dividends.

The Fund’s Top Ten Industries are as follows:

Industries	% of Net Assets
Retail	16.9%
Apparel	10.5%
Leisure Time	9.4%
Commercial Services	6.8%
Household Products/Wares	6.0%
Electrical Components & Equipment	5.0%
Auto Manufacturers	4.0%
Electronics	3.8%
Machinery - Diversified	3.5%
Metal Fabricate/Hardware	3.5%
Other Industries	25.2%
Short-Term Investments and Other Assets Net of Liabilities	5.4%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

North Star Dividend Fund
PORTFOLIO REVIEW (Unaudited)
May 31, 2019

The Fund’s performance* figures for the periods ended May 31, 2019, compared to its benchmark:

				Since
			Five Year	Inception**
	Six Months	One Year	(Annualized)	(Annualized)
North Star Dividend Fund – Class I (a)	(3.29)%	(11.17)%	4.81%	10.11%
Morningstar US Small Value PR Index (b)	(8.62)%	(14.44)%	1.03%	7.44%

*	Past performance is not predictive of future results. The performance comparison includes reinvestment of all dividends and capital gains. Shares held for less than 30 days are subject to a 2.00% redemption fee. The total operating expense ratio (including indirect expenses), as stated in the Fund’s Prospectus dated April 1, 2019, is 1.43% for Class I shares. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. For performance information current to the most recent month-end, please call 1-312-580-0900.

**	Inception date is February 1, 2010.

(a)	The North Star Dividend Fund is the successor to the North Star Dividend Fund, L.P. (the “Predecessor Fund”), which transferred its assets to the North Star Dividend Fund in connection with the North Star Dividend Fund’s commencement of operations. The Predecessor Fund was managed by the same adviser who currently manages the North Star Dividend Fund, and had substantially similar investment objectives and strategies to those of the North Star Dividend Fund. The performance includes the performance of the Predecessor Fund prior to the commencement of the North Star Dividend Fund’s operations. The Predecessor Fund’s performance has been adjusted to reflect the annual deduction of fees and expenses applicable to the Class I Shares. The Predecessor Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”). If the Predecessor Fund had been registered under the 1940 Act, its performance may have been different.

(b)	The Morningstar US Small Value PR Index measures the performance of small-cap stocks with relatively low prices given anticipated per-share earnings, book value, cash flow, sales and dividends.

The Fund’s Top Ten Industries are as follows:

Industries	% of Net Assets
Commercial Services	8.7%
REITS	7.3%
Water	6.8%
Home Furnishings	5.8%
Media	5.3%
Leisure Time	4.2%
Office Furnishings	3.8%
Insurance	3.6%
Apparel	3.5%
Food	3.3%
Other Industries	44.1%
Short-Term Investments and Other Assets Net of Liabilities	3.6%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

North Star Bond Fund
PORTFOLIO REVIEW (Unaudited)
May 31, 2019

The Fund’s performance* figures for the periods ended May 31, 2019, compared to its benchmark:

			Since
			Inception**
	Six Months	One Year	(Annualized)
North Star Bond Fund – Class I	3.27%	2.05%	2.33%
Barclays U.S. High Yield Ba/B Index (a)	5.76%	6.42%	5.34%

*	Past performance is not predictive of future results. Shares held for less than 30 days are subject to a 2.00% redemption fee. The performance comparison includes reinvestment of all dividends and capital gains. The total operating expense ratio (including indirect expenses), as stated in the Fund’s Prospectus dated April 1, 2019, is 1.78% for Class I shares. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. The Class I returns are calculated using the traded NAV on May 31, 2019. Total return is calculated assuming reinvestment of all dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. Performance figure is not annualized. For performance information current to the most recent month-end, please call 1-312-580-0900.

**	Inception date is December 19, 2014.

(a)	The Barclays U.S. High Yield Ba/B Index measures the performance of bonds with Ba or B ratings.

The Fund’s Top Ten Industries are as follows:

Industries	% of Net Assets
Media	10.8%
Banks	8.1%
Food	7.7%
Entertainment	7.1%
Retail	7.1%
Telecommunications	6.7%
Household Products/Wares	5.4%
Private Equity	3.3%
Diversified Financial Services	3.2%
Commercial Services	2.9%
Other Industries	32.9%
Short-Term Investments and Other Assets Net of Liabilities	4.8%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2019

Shares		Value

	COMMON STOCK - 78.2%
	ADVERTISING - 1.8%
330,008	National CineMedia, Inc.	$2,161,552

	AEROSPACE/DEFENSE - 1.0%
2,139	Northrop Grumman Corp.	648,652
4,310	United Technologies Corp.	544,353
		1,193,005
	AIRLINES - 1.7%
72,000	American Airlines Group, Inc.	1,960,560

	APPAREL - 2.0%
101,000	Under Armour, Inc. *	2,302,800

	AUTO MANUFACTURERS - 2.1%
130,000	Blue Bird Corp. *	2,446,600

	AUTO PARTS & EQUIPMENT - 1.6%
34,000	BorgWarner, Inc.	1,206,320
5,500	Lear Corp.	654,665
		1,860,985
	BANKS - 3.1%
91,000	Bank of America Corp.	2,420,600
66,000	Westpac Banking Corp. - ADR	1,254,000
		3,674,600
	BEVERAGES - 0.3%
4,229	Anheuser-Busch InBev SA - ADR	344,240

	BIOTECHNOLOGY - 0.4%
2,300	Biogen, Inc. *	504,367

	COMMERCIALS SERVICES - 0.6%
5,548	Equifax, Inc.	670,753

	COMPUTERS - 1.8%
12,000	Apple, Inc.	2,100,840

	DIVERSIFIED FINANCIAL SERVICES - 3.0%
1,500	BlackRock, Inc.	623,340
20,000	Charles Schwab Corp.	832,200
65,000	Lazard Ltd.	2,025,400
		3,480,940
	ELECTRICAL COMPONENTS & EQUIPMENT - 4.9%
8,138	Emerson Electric Co.	490,233
1,575,571	Orion Energy Systems, Inc. *	3,040,852
435,000	Pioneer Power Solutions, Inc. * <	2,196,750
		5,727,835
	ELECTRONICS - 1.6%
62,000	ABB Ltd. - ADR	1,127,160
7,047	Coherent, Inc. *	775,381
		1,902,541
	ENTERTAINMENT - 1.7%
165,000	AMC Entertainment Holdings, Inc.	1,976,700

The accompanying notes are an integral part of these financial statements.

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2019

Shares		Value

	COMMON STOCK - 78.2% (Continued)
	FOOD - 1.6%
12,632	General Mills, Inc.	$624,526
44,000	Kraft Heinz Co.	1,216,600
		1,841,126
	HOME BUILDERS - 1.1%
100,000	TRI Pointe Group, Inc. *	1,230,000

	HOUSEHOLD PRODUCTS/WARES - 2.1%
126,001	Acme United Corp.	2,517,500

	INTERNET - 3.9%
1,900	Alphabet, Inc. - Class A *	2,102,350
354	Amazon.com, Inc. *	628,375
3,972	Facebook, Inc. *	704,911
28,500	Tencent Holdings Ltd. - ADR	1,190,160
		4,625,796
	LIMITED PARTNERSHIP - 4.8%
84,000	Blackstone Group LP - MLP	3,179,400
110,000	KKR & Co. LP	2,450,800
		5,630,200
	MACHINERY - CONSTRUCTION & MINING - 1.1%
11,000	Caterpillar, Inc.	1,317,910

	MEDIA - 5.4%
17,000	CBS Corp.	820,760
155,000	Gannett Co., Inc.	1,218,300
110,000	Grupo Televisa SAB - ADR	1,021,900
409,976	Lee Enterprises, Inc. *	1,033,140
30,500	Meredith Corp.	1,578,985
4,741	Walt Disney Co.	626,002
		6,299,087
	MISCELLANEOUS MANUFACTURER - 1.0%
63,000	Trinity Industries, Inc.	1,214,640

	OIL & GAS - 2.0%
32,500	Exxon Mobil Corp.	2,300,025

	PHARMACEUTICALS - 6.7%
25,000	Bristol-Myers Squibb Co.	1,134,250
26,000	Cardinal Health, Inc.	1,093,820
39,000	CVS Health Corp.	2,042,430
13,000	Johnson & Johnson	1,704,950
19,000	Zoetis, Inc. - Class A	1,919,950
		7,895,400
	PIPELINES - 1.2%
39,000	Enbridge, Inc.	1,437,930

	RETAIL - 8.2%
125,000	Denny’s Corp. *	2,460,000
40,000	Movado Group, Inc.	1,030,400
47,000	PetIQ, Inc. *	1,232,810

The accompanying notes are an integral part of these financial statements.

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2019

Shares				Value

	COMMON STOCK - 78.2% (Continued)
	RETAIL - 8.2% (Continued)
63,000	PetMed Express, Inc.			$1,100,610
25,500	Target Corp.			2,051,475
95,000	Wendy’s Co.			1,747,050
				9,622,345
	SEMICONDUCTORS - 2.8%
90,000	Advanced Micro Devices, Inc. *			2,466,900
20,286	Applied Materials, Inc.			784,865
				3,251,765
	SOFTWARE - 3.5%
7,500	Guidewire Software, Inc. *			753,900
11,683	Oracle Corp.			591,160
24,000	Paychex, Inc.			2,058,960
4,282	salesforce.com, Inc. *			648,338
				4,052,358
	TELECOMMUNICATIONS - 3.4%
1,284,990	Alaska Communications Systems Group, Inc. *			2,120,233
62,000	AT&T, Inc.			1,895,960
				4,016,193
	TRANSPORTATION - 1.8%
8,000	Kansas City Southern			906,240
12,500	United Parcel Service, Inc. - Class B			1,161,500
				2,067,740

	TOTAL COMMON STOCK (Cost - $81,636,023)			91,628,333

	PREFERRED STOCK - 3.9%
	BANKS - 1.5%
855,000	Citigroup, Inc., 5.95%			880,128
835,000	Morgan Stanley, 5.55%			843,530
				1,723,658
	INVESTMENT COMPANIES - 1.7%
41,500	Compass Diversified Holdings, 7.25%			878,140
47,903	Compass Diversified Holdings, 7.875%			1,062,968
				1,941,108
	TRUCKING & LEASING - 0.7%
8,500	General Finance Corp., 9.00%			873,587

	TOTAL PREFERRED STOCK (Cost - $4,652,592)			4,538,353

Par Value		Coupon Rate (%)	Maturity	Value

	CORPORATE BONDS - 4.7%
	BUILDING MATERIALS - 0.6%
$650,000	US Concrete, Inc.	6.375	6/1/2024	664,625

	ELECTRONICS - 0.7%
800,000	ADT Corp.	6.250	10/15/2021	840,000

	FOOD - 0.7%
850,000	B&G Foods, Inc.	4.625	6/1/2021	851,063

The accompanying notes are an integral part of these financial statements.

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2019

Par Value		Coupon Rate (%)	Maturity	Value

	CORPORATE BONDS - 4.7% (Continued)
	MEDIA - 0.7%
$850,000	TEGNA, Inc. ^	4.875	9/15/2021	$852,125

	OIL & GAS SERVICES - 0.1%
500,000	Bristow Group, Inc.	6.250	10/15/2022	115,000

	RETAIL - 0.8%
942,000	Wendy’s International LLC	7.000	12/15/2025	937,290

	TELECOMMUNICATIONS - 1.1%
1,405,000	Consolidated Communications, Inc.	6.500	10/1/2022	1,289,087

	TOTAL CORPORATE BONDS (Cost - $5,853,924)			5,549,190

	U.S. TREASURY OBLIGATIONS - 8.5%
10,000,000	United States Treasury Bill, 2.01% due 6/27/2019 ** (Cost - $9,983,180)			9,985,133

Shares
	SHORT-TERM INVESTMENTS - 4.2%
	MONEY MARKET FUND - 4.2%
4,964,044	Fidelity Investments Money Market Funds - Government Portfolio, Class I, 2.27% *** (Cost - $4,964,044)			4,964,044

	TOTAL INVESTMENTS - 99.5% (Cost - $107,089,763)			$116,665,053
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.5%			563,355
	NET ASSETS - 100.0%			$117,228,408

*	Non-income producing security.

<	Illiquid security. At May 31, 2019, the securities amounted to 1.9% of net assets.

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold transactions exempt from registration to qualified institutional buyers. This security had a market value of and 0.7% of net assets.

**	Represents yield to maturity.

***	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2019.

ADR - American Depositary Receipt

LLC - Limited Liability Company

LP - Limited Partnership

MLP - Master Limited Partnership

The accompanying notes are an integral part of these financial statements.

North Star Micro Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2019

Shares		Value

	COMMON STOCK - 94.6%
	APPAREL - 10.5%
198,500	Lakeland Industries, Inc. *	$2,421,700
127,250	Rocky Brands, Inc.	3,112,535
137,185	Superior Group of Cos, Inc.	2,196,332
		7,730,567
	AUTO MANUFACTURERS - 4.0%
154,715	Blue Bird Corp. *	2,911,736

	AUTO PARTS & EQUIPMENT - 1.5%
40,731	Miller Industries, Inc.	1,081,408

	BEVERAGES - 3.4%
117,000	Farmer Brothers Co. *	2,143,440
278,942	Truett-Hurst, Inc. - Class A * #	384,940
		2,528,380
	BUILDING MATERIALS - 1.1%
233,668	LSI Industries, Inc.	827,185

	CHEMICALS - 2.2%
161,000	Landec Corp. *	1,597,120

	COMMERCIAL SERVICES - 6.8%
250,000	ARC Document Solutions, Inc. *	500,000
130,500	Collectors Universe, Inc.	2,745,720
56,300	SP Plus Corp. *	1,746,989
		4,992,709
	ELECTRICAL COMPONENTS & EQUIPMENT - 5.0%
86,230	Graham Corp.	1,759,954
429,614	Orion Energy Systems, Inc. *	829,155
212,326	Pioneer Power Solutions, Inc. * <	1,072,246
		3,661,355
	ELECTRONICS - 3.8%
22,000	Allied Motion Technologies, Inc.	714,340
78,500	Napco Security Technologies, Inc. *	2,097,520
		2,811,860
	ENVIRONMENTAL CONTROL - 1.0%
231,000	Sharps Compliance Corp. *	746,130

	HAND/MACHINE TOOLS - 3.2%
110,951	QEP Co., Inc. * <	2,329,971

	HOME FURNISHINGS - 2.0%
87,250	Flexsteel Industries, Inc.	1,496,338

	HOUSEHOLD PRODUCTS/WARES - 6.0%
117,878	Acme United Corp.	2,355,202
72,200	Central Garden & Pet Co. *	2,032,430
		4,387,632

The accompanying notes are an integral part of these financial statements.

North Star Micro Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2019

Shares		Value

	COMMON STOCK - 94.6% (Continued)
	LEISURE TIME - 9.4%
48,254	Bowl America, Inc.	$687,620
229,000	Escalade, Inc.	2,548,770
37,500	Johnson Outdoors, Inc. - Class A	2,767,875
74,000	OneSpaWorld Holdings Ltd. *	925,740
		6,930,005
	LODGING - 1.1%
89,000	Century Casinos, Inc. *	777,860

	MACHINERY - DIVERSIFIED - 3.5%
26,900	Alamo Group, Inc.	2,553,617

	MEDIA - 2.3%
313,515	A. H. Belo Corp.	1,207,033
143,350	NTN Buzztime, Inc. * #	501,725
		1,708,758
	METAL FABRICATE/HARDWARE - 3.5%
106,472	Eastern Co.	2,589,399

	MINING - 2.5%
23,000	United States Lime & Minerals, Inc.	1,878,180

	RETAIL - 16.9%
148,300	1-800-Flowers.com, Inc. *	2,707,958
74,500	Bassett Furniture Industries, Inc.	1,094,405
103,500	Boot Barn Holdings, Inc. *	2,704,455
25,000	Build-A-Bear Workshop, Inc. *	126,000
238,000	Del Taco Restaurants, Inc. *	2,575,160
74,000	Movado Group, Inc.	1,906,240
1,301,410	US Auto Parts Network, Inc. *	1,327,438
		12,441,656
	SOFTWARE - 1.2%
67,300	American Software, Inc.	852,691

	TELECOMMUNICATIONS - 1.0%
440,000	Alaska Communications Systems Group, Inc. *	726,000

	TEXTILES - 2.7%
395,468	Crown Crafts, Inc.	1,989,204

	TOTAL COMMON STOCK (Cost - $63,342,887)	69,549,761

	SHORT-TERM INVESTMENTS - 5.4%
	MONEY MARKET FUND - 5.4%
3,966,671	Dreyfus Treasury & Agency Cash Management Fund, Institutional Class, 2.26% ** (Cost - $3,966,671)	3,966,671

	TOTAL INVESTMENTS - 100.0% (Cost - $67,309,558)	$73,516,432
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.0%	(23,587)
	NET ASSETS - 100.0%	$73,492,845

*	Non-income producing security.

#	Affiliated issuer.

<	Illiquid security. At May 31, 2019, these securities amounted to 4.6% of net assets.

**	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2019.

The accompanying notes are an integral part of these financial statements.

North Star Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2019

Shares		Value

	COMMON STOCK - 96.4%
	ADVERTISING - 1.9%
220,700	National CineMedia, Inc.	$1,445,585

	APPAREL - 3.5%
106,000	Rocky Brands, Inc.	2,592,760

	AUTO PARTS & EQUIPMENT - 3.2%
64,000	Douglas Dynamics, Inc.	2,374,400

	BANKS - 0.9%
27,500	Bar Harbor Bankshares	649,825

	BUILDING MATERIALS - 1.2%
259,800	LSI Industries, Inc.	919,692

	CHEMICALS - 2.6%
65,000	Oil-Dri Corporation of America	1,910,350

	COMMERCIAL SERVICES - 8.7%
114,100	BG Staffing, Inc.	1,941,982
157,800	Collectors Universe, Inc.	3,320,112
37,000	Healthcare Services Group, Inc.	1,169,570
		6,431,664
	COMPUTERS - 1.4%
118,500	TransAct Technologies, Inc.	1,020,285

	DIVERSIFIED FINANCIAL SERVICES - 2.8%
71,000	Westwood Holdings Group, Inc.	2,078,170

	ELECTRIC - 1.4%
16,000	MGE Energy, Inc.	1,059,840

	ENTERTAINMENT - 3.0%
121,401	Speedway Motorsports, Inc.	2,204,642

	FOOD - 3.3%
199,300	Rocky Mountain Chocolate Factory, Inc.	1,885,378
20,000	Village Super Market, Inc. - Class A	529,600
		2,414,978
	GAS - 2.6%
69,425	RGC Resources, Inc.	1,890,443

	HEALTHCARE - SERVICES - 0.7%
50,700	Psychemedics Corp.	522,717

	HOME FURNISHINGS - 5.8%
235,000	Daktronics, Inc.	1,459,350
89,000	Ethan Allen Interiors, Inc.	1,888,580
54,250	Flexsteel Industries, Inc.	930,388
		4,278,318

The accompanying notes are an integral part of these financial statements.

North Star Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2019

Shares		Value

	COMMON STOCK - 96.4% (Continued)
	HOUSEHOLD PRODUCTS/WARES - 2.1%
79,000	Acme United Corp.	$1,578,420

	INSURANCE - 3.6%
30,100	Kansas City Life Insurance Co.	1,051,243
544,220	Marketing Alliance, Inc. # *	1,616,332
		2,667,575
	INTERNET - 0.7%
58,000	New Media Investment Group, Inc.	535,340

	INVESTMENT COMPANIES - 1.4%
67,000	Compass Diversified Holdings - MLP	1,041,850

	LEISURE TIME - 4.2%
40,142	Bowl America, Inc.	572,023
231,500	Escalade, Inc.	2,576,595
		3,148,618
	MEDIA - 5.3%
511,492	A.H. Belo Corp.	1,969,244
145,131	Gannett Co., Inc.	1,140,730
373,000	Salem Media Group, Inc.	757,190
2,011	Value Line, Inc.	49,048
		3,916,212
	MISCELLANEOUS MANUFACTURER - 2.7%
120,000	Myers Industries, Inc.	2,030,400

	OFFICE FURNISHINGS - 3.8%
93,667	Kewaunee Scientific Corp.	2,013,840
50,000	Steelcase, Inc.	802,000
		2,815,840
	OFFICE/BUSINESS EQUIPMENT - 3.3%
94,400	AstroNova, Inc.	2,417,584

	REAL ESTATE - 1.9%
25,000	McGrath RentCorp.	1,405,750

	REITS - 7.3%
203,000	CatchMark Timber Trust, Inc. - Class A	1,910,230
43,500	Chatham Lodging Trust	828,240
191,000	Monmouth Real Estate Investment Corp.	2,662,540
		5,401,010
	RETAIL - 1.5%
61,625	PetMed Express, Inc.	1,076,589

	SEMICONDUCTORS - 2.3%
48,800	Brooks Automation, Inc.	1,731,912

	SOFTWARE - 2.5%
143,550	American Software, Inc.	1,818,778

The accompanying notes are an integral part of these financial statements.

North Star Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2019

Shares		Value

	COMMON STOCK - 96.4% (Continued)
	TELECOMMUNICATIONS - 0.8%
151,300	Consolidated Communications Holdings, Inc.	$605,200

	TEXTILES - 3.2%
474,100	Crown Crafts, Inc.	2,384,723

	WATER - 6.8%
25,408	Artesian Resources Corp.	904,779
164,000	Global Water Resources, Inc.	1,561,280
23,400	Middlesex Water Co.	1,384,344
34,975	York Water Co.	1,205,938
		5,056,341

	TOTAL COMMON STOCK (Cost - $67,305,528)	71,425,811

	SHORT-TERM INVESTMENTS - 4.0%
	MONEY MARKET FUND - 4.0%
2,967,817	Dreyfus Treasury & Agency Cash Management Fund, Institutional Class, 2.26% ** (Cost - $2,967,817)	2,967,817

	TOTAL INVESTMENTS - 100.4% (Cost - $70,273,345)	$74,393,628
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.4)%	(273,814)
	NET ASSETS - 100.0%	$74,119,814

#	Affiliated issuer.

*	Illiquid security. At May 31, 2019, the illiquid security amounted to 2.2% of net assets.

**	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2019.

MLP - Master Limited Partnership

REITS - Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

North Star Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2019

Shares				Value
	PREFERRED STOCK - 18.1%
	BANKS - 8.1%
16,000	Bank of America Corp., 4.00%			$355,520
10,000	Cititgroup Capital XIII, 8.95%			273,100
10,000	GMAC Capital Trust I, 8.30%			258,200
250,000	Mellon Capital IV, 4.00%			208,554
10,000	PNC Financial Services Group, Inc., 6.125%			266,900
10,000	US Bancorp, 6.50%			268,800
250,000	Wachovia Cap Trust III, 5.57%			248,679
				1,879,753
	DIVERSIFIED FINANCIAL SERVICES - 1.3%
300,000	American Express Co., 4.90%			299,014

	ENTERTAINMENT - 1.7%
16,000	Chicken Soup For The Soul Entertainment, Inc., 9.75%			401,600

	INVESTMENT COMPANIES - 2.0%
21,000	Compass Diversified Holdings, 7.25%			444,360
1,000	Compass Diversified Holdings, 7.875%			22,190
				466,550
	MEDIA - 1.3%
300,000	Viacom, Inc., 5.875%			298,125

	PRIVATE EQUITY - 1.1%
10,000	KKR & Co., Inc., 6.75%			264,300

	REITS - 1.3%
12,000	Monmouth Real Estate Investment Corp., 6.125%			291,600

	TRUCKING & LEASING - 1.3%
12,000	General Finance Corp., 8.125%			309,600

	TOTAL PREFERRED STOCK (Cost - $4,335,309)			4,210,542

Par Value		Coupon Rate (%)	Maturity

	CORPORATE BONDS - 74.9%
	APPAREL - 1.8%
$450,000	Under Armour, Inc.	3.250	6/15/2026	415,794

	AUTO PARTS & EQUIPMENT - 2.5%
590,000	Goodyear Tire & Rubber Co.	5.125	11/15/2023	587,788

	BUILDING MATERIALS - 2.6%
600,000	US Concrete, Inc.	6.375	6/1/2024	613,500

	CHEMICALS - 2.8%
655,000	CF Industries, Inc.	3.450	6/1/2023	639,444

	COMMERCIAL SERVICES - 2.9%
650,000	Quad Graphics, Inc.	7.000	5/1/2022	669,500

	COSMETICS & TOILETRIES - 0.4%
100,000	Edgewell Personal Care Co.	4.700	5/24/2022	100,177

The accompanying notes are an integral part of these financial statements.

North Star Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2019

Par Value		Coupon Rate (%)	Maturity	Value

	CORPORATE BONDS - 74.9% (Continued)
	DIVERSIFIED FINANCIAL SERVICES - 1.9%
$450,000	Jefferies Group LLC	8.500	7/15/2019	$452,774

	ELECTRONICS - 2.0%
250,000	ADT Corp.	6.250	10/15/2021	262,500
200,000	ADT Corp.	3.500	7/15/2022	194,500
				457,000
	ENTERTAINMENT - 5.4%
505,000	National CineMedia LLC	6.000	4/15/2022	510,681
160,000	National CineMedia LLC	5.750	8/15/2026	151,600
580,000	Speedway Motorsports, Inc.	5.125	2/1/2023	584,350
				1,246,631
	FOOD - 7.7%
655,000	B&G Foods, Inc.	4.625	6/1/2021	655,819
600,000	Ingles Markets, Inc.	5.750	6/15/2023	610,500
525,000	TreeHouse Foods, Inc.	4.875	3/15/2022	526,312
				1,792,631
	HEALTHCARE - SERVICES - 2.5%
572,000	DaVita HealthCare Partners, Inc.	5.750	8/15/2022	578,435

	HOUSEHOLD PRODUCTS/WARES - 5.4%
625,000	ACCO Brands Corp. *	5.250	12/15/2024	622,062
600,000	Central Garden & Pet Co.	6.125	11/15/2023	622,500
				1,244,562
	HOUSEWARES - 1.5%
325,000	Scotts Miracle-Gro Co.	6.000	10/15/2023	337,594

	LEISURE TIME - 0.9%
200,000	Royal Caribbean Cruises Ltd.	5.250	11/15/2022	215,966

	MACHINERY - DIVERSIFIED - 2.6%
600,000	Tennant Co.	5.625	5/1/2025	610,500

	MEDIA - 9.5%
400,000	AMC Networks, Inc.	4.750	12/15/2022	403,380
650,000	Lee Enterprises, Inc. *	9.500	3/15/2022	663,812
600,000	Salem Media Group, Inc. *	6.750	6/1/2024	534,000
150,000	TEGNA, Inc.	5.125	7/15/2020	150,577
450,000	TEGNA, Inc.	6.375	10/15/2023	462,375
				2,214,144
	MISCELLANEOUS MANUFACTURER - 2.8%
670,000	Trinity Industries, Inc.	4.550	10/1/2024	643,037

	OIL & GAS - 2.6%
110,000	Murphy Oil Corp.	4.000	6/1/2022	108,869
500,000	Murphy Oil Corp.	4.200	12/1/2022	492,152
				601,021
	OIL & GAS SERVICES - 0.7%
725,000	Bristow Group, Inc. ^ **	6.250	10/15/2022	166,750

The accompanying notes are an integral part of these financial statements.

North Star Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2019

Par Value		Coupon Rate (%)	Maturity	Value

	CORPORATE BONDS - 74.9% (Continued)
	RETAIL - 7.1%
$660,000	Brinker International, Inc.	3.875	5/15/2023	$645,150
400,000	Gap, Inc.	5.950	4/12/2021	414,711
598,000	Wendy’s International LLC	7.000	12/15/2025	595,010
				1,654,871
	SEMICONDUCTORS - 2.6%
550,000	Advanced Micro Devices, Inc.	7.500	8/15/2022	613,250

	TELECOMMUNICATIONS - 6.7%
345,000	Anixter, Inc.	5.125	10/1/2021	353,287
632,000	Cincinnati Bell, Inc. *	7.000	7/15/2024	548,260
720,000	Consolidated Communications, Inc.	6.500	10/1/2022	660,600
				1,562,147

	TOTAL CORPORATE BONDS (Cost - $18,014,208)			17,417,516

	CONVERTIBLE BONDS - 2.2%
	PRIVATE EQUITY- 2.2%
508,000	Hercules Capital, Inc. (Cost - $507,328)	4.375	2/1/2022	506,146

Shares
	SHORT-TERM INVESTMENTS - 3.7%
	MONEY MARKET FUND - 3.7%
868,652	Fidelity Investments Money Market Funds - Treasury Portfolio, Class I, 2.26% *** (Cost - $868,652)			868,652

	TOTAL INVESTMENTS - 98.9% (Cost - $23,725,497)			$23,002,856
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 1.1%			253,547
	NET ASSETS - 100.0%			$23,256,403

*	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities had a fair value of $2,368,134 and 10.2% of net assets.

^	Non-income producing security.

**	Security is in default.

***	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2019.

LLC - Limited Liability Company

REITS - Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2019

	North Star	North Star	North Star	North Star
	Opportunity	Micro Cap	Dividend	Bond
Assets:	Fund	Fund	Fund	Fund
Investments in Unaffiliated Securities at Cost	$107,089,763	$65,457,012	$68,600,802	$23,725,497
Investment in Non-controlled Affiliated Security at Cost	—	1,852,546	1,672,543	—
Total Securities at Cost	107,089,763	67,309,558	70,273,345	23,725,497
Investments in Unaffiliated Securities at Value	$116,665,053	$72,629,767	$72,777,296	$23,002,856
Investment in Non-controlled Affiliated Security at Value	—	886,665	1,616,332	—
Total Securities at Value	116,665,053	73,516,432	74,393,628	23,002,856
Dividends and Interest Receivable	388,476	93,694	202,845	316,907
Receivable for Fund Shares Sold	392,026	25	18,750	—
Prepaid Expenses and Other Assets	31,904	16,731	18,231	12,454
Total Assets	117,477,459	73,626,882	74,633,454	23,332,217

Liabilities:
Payable for Securities Purchased	31,708	—	378,768	—
Payable for Fund Shares Redeemed	43,381	—	—	18,473
Investment Advisory Fees Payable	101,401	65,404	65,431	26,689
Distribution (12b-1) Fees Payable	8,479	—	—	—
Payable to Related Parties	21,869	38,376	44,703	14,010
Audit and Tax Fees Payable	14,956	9,678	9,122	8,988
Accrued Expenses and Other Liabilities	27,257	20,579	15,616	7,654
Total Liabilities	249,051	134,037	513,640	75,814

Net Assets	$117,228,408	$73,492,845	$74,119,814	$23,256,403

Composition of Net Assets:
At May 31, 2019, Net Assets consisted of:
Paid-in-Capital	$108,018,347	$67,956,388	$69,609,153	$24,174,639
Accumulated Earnings/(Losses)	9,210,061	5,536,457	4,510,661	(918,236)
Net Assets	$117,228,408	$73,492,845	$74,119,814	$23,256,403

Net Asset Value Per Share:
Class I Shares:
Net Assets	$82,628,131	$73,492,845	$74,119,814	$23,256,403
Shares of Beneficial Interest Outstanding ($0 par value, unlimited shares authorized)	6,609,486	2,974,506	4,039,966	2,429,322
Net Asset Value (Net Assets/Shares Outstanding), Offering Price and Redemption Price Per Share*	$12.50	$24.71	$18.35	$9.57	(a)
Class A Shares:
Net Assets	$34,600,277
Shares of Beneficial Interest Outstanding ($0 par value, unlimited shares authorized)	2,758,295
Net Asset Value (Net Assets/Shares Outstanding) and Redemption Price Per Share*	$12.54
Maximum Offering Price Per Share (Maximum Sales Charge of 5.75%)	$13.31

*	The Funds charge a fee of 2.00% on redemptions of shares held for less than 30 days.

(a)	The NAV and Offering Price shown above differ from the traded NAV on May 31, 2019 due to financial statement rounding and/or financial statement adjustments.

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended May 31, 2019

	North Star	North Star	North Star	North Star
	Opportunity Fund	Micro Cap Fund	Dividend Fund	Bond Fund
Investment Income
Dividends from Unaffiliated Investments	$1,403,349	$541,313	$1,704,085	$113,132
Dividends from Affiliated Investments	—	—	140,022	—
Interest	338,629	47,447	37,238	500,241
Total Investment Income	1,741,978	588,760	1,881,345	613,373

Expenses
Investment Advisory Fees	515,451	376,905	384,350	96,472
Administrative Service Fees	49,057	55,261	55,837	19,651
Third Party Administrative Servicing Fees	37,704	39,130	42,588	12,572
Distribution (12b-1) Fees - Class A	26,732	—	—	—
Registration Fees	22,960	9,800	11,228	11,046
Transfer Agent Fees	19,160	7,224	12,012	8,204
Accounting Service Fees	18,459	16,581	18,410	4,074
Trustees’ Fees and Expenses	12,388	10,920	10,920	10,906
Legal Fees	8,360	10,584	8,960	12,390
Printing Expense	7,564	4,130	4,802	1,694
Audit and Tax Fees	6,076	9,212	9,128	8,652
Chief Compliance Officer Fees	5,426	5,180	5,642	2,422
Custodian Fees	4,598	4,732	5,208	2,254
Insurance Expense	3,612	3,220	3,458	518
Other Expenses	3,160	1,134	868	1,470
Total Expenses	740,707	554,013	573,411	192,325
Less: Fees Waived by the Adviser	(4,264)	—	—	—
Net Expenses	736,443	554,013	573,411	192,325

Net Investment Income	1,005,535	34,747	1,307,934	421,048

Net Realized and Unrealized Gain/(Loss) on Investments
Net Realized Gain/(Loss):
on Unaffiliated Investments	(748,064)	121,859	202,450	10,369
on Affiliated Investments	—	(270,859)	—	—
on Foreign currency transactions	4,080	—	—	—
Total Net Realized Gain/(Loss):	(743,984)	(149,000)	202,450	10,369
Net Change in Unrealized Appreciation/(Depreciation):
on Unaffiliated Investments	(3,706,167)	(1,282,374)	(4,060,420)	286,344
on Affiliated Investments	—	335,460	(8,076)	—
on Foreign currency translations	(59)	—	—	—
Total Net Change in Unrealized Appreciation/(Depreciation):	(3,706,226)	(946,914)	(4,068,496)	286,344

Net Realized and Unrealized Gain/(Loss) on Investments	(4,450,210)	(1,095,914)	(3,866,046)	296,713

Net Increase/(Decrease) in Net Assets Resulting From Operations	$(3,444,675)	$(1,061,167)	$(2,558,112)	$717,761

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENTS OF CHANGES IN NET ASSETS

	North Star Opportunity Fund

	For the Six Months	For the Year
	Ended	Ended
	May 31, 2019	November 30, 2018
	(Unaudited)
Operations
Net Investment Income	$1,005,535	$1,778,089
Net Realized Gain/(Loss) on Investments	(743,984)	3,111,478
Net Change in Unrealized Appreciation/(Depreciation) on Investments	(3,706,226)	(2,367,423)
Net Increase/(Decrease) in Net Assets Resulting From Operations	(3,444,675)	2,522,144

Distributions to Shareholders:
Class I	(4,022,013)	(2,258,317)
Class A	(233,811)	(403)
Total Distributions Paid	(4,255,824)	(2,258,720)

Capital Shares of Beneficial Interest
Class I Shares:
Proceeds from Shares Sold (411,723 and 227,826 shares, respectively)	5,185,727	3,112,095
Distributions Reinvested (290,815 and 149,331 shares, respectively)	3,591,473	2,031,071
Cost of Shares Redeemed (341,905 and 149,100 shares, respectively)	(4,372,602)	(2,041,663)
Redemption Fee Proceeds	194	—
Total Class I Shares	4,404,792	3,101,503

Class A Shares:
Proceeds from Shares Sold (13,838 and 0 shares, respectively)	181,230	—
Proceeds from Shares Issued in Connection with Acquisition of Regal Total Return Fund (Note 10) (2,890,270 and 0 shares, respectively)	37,791,729	—
Distributions Reinvested (18,103 and 0 shares, respectively)	231,846	—
Cost of Shares Redeemed (165,124 and 0 shares, respectively)	(2,170,031)	—
Total Class A Shares	36,034,774	—

Net Increase in Net Assets From Shares of Beneficial Interest	40,439,566	3,101,503

Total Increase in Net Assets	32,739,067	3,364,927

Net Assets
Beginning of Period	84,489,341	81,124,414
End of Period	$117,228,408	$84,489,341

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENTS OF CHANGES IN NET ASSETS

	North Star
	Micro Cap Fund

	For the Six Months	For the Year
	Ended	Ended
	May 31, 2019	November 30, 2018
	(Unaudited)
Operations
Net Investment Income	$34,747	$6,756
Net Realized Gain/(Loss) on Investments	(149,000)	4,500,308
Net Change in Unrealized Appreciation/(Depreciation) on Investments	(946,914)	(9,376,320)
Net Decrease in Net Assets Resulting From Operations	(1,061,167)	(4,869,256)

Distributions to Shareholders:
Class I Shares:
Total Distributions Paid	(4,962,613)	(2,567,005)

Capital Shares of Beneficial Interest
Class I Shares:
Proceeds from Shares Sold (37,377 and 64,463 shares, respectively)	864,460	1,860,974
Distributions Reinvested (186,466 and 83,044 shares, respectively)	4,411,795	2,312,769
Cost of Shares Redeemed (143,376 and 70,050 shares, respectively)	(3,507,819)	(1,994,054)
Total Class I Shares	1,768,436	2,179,689

Total Decrease in Net Assets	(4,255,344)	(5,256,572)
Net Assets
Beginning of Period	77,748,189	83,004,761
End of Period	$73,492,845	$77,748,189

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENTS OF CHANGES IN NET ASSETS

	North Star
	Dividend Fund

	For the Six Months	For the Year
	Ended	Ended
	May 31, 2019	November 30, 2018
	(Unaudited)
Operations
Net Investment Income	$1,307,934	$1,867,383
Net Realized Gain on Investments	202,450	3,440,775
Net Change in Unrealized Appreciation/(Depreciation) on Investments	(4,068,496)	(11,003,082)
Net Decrease in Net Assets Resulting From Operations	(2,558,112)	(5,694,924)

Distributions to Shareholders:
Class I Shares:
Total Distributions Paid	(4,269,994)	(1,843,416)

Capital Shares of Beneficial Interest
Class I Shares:
Proceeds from Shares Sold (192,631 and 515,261 shares, respectively)	3,574,193	11,419,112
Distributions Reinvested (203,707 and 74,913 shares, respectively)	3,773,520	1,632,015
Cost of Shares Redeemed (294,876 and 334,552 shares, respectively)	(5,533,872)	(7,141,116)
Redemption Fee Proceeds	291	1,308
Total Class I Shares	1,814,132	5,911,319

Total Decrease in Net Assets	(5,013,974)	(1,627,021)
Net Assets
Beginning of Period	79,133,788	80,760,809
End of Period	$74,119,814	$79,133,788

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENTS OF CHANGES IN NET ASSETS

	North Star
	Bond Fund

	For the Six Months	For the Year
	Ended	Ended
	May 31, 2019	November 30, 2018
	(Unaudited)
Operations
Net Investment Income	$421,048	$821,911
Net Realized Gain/(Loss) on Investments	10,369	(87,311)
Net Change in Unrealized Appreciation/(Depreciation) on Investments	286,344	(1,026,065)
Net Increase/(Decrease) in Net Assets Resulting From Operations	717,761	(291,465)

Distributions to Shareholders:
Class I Shares:
Total Distributions Paid	(424,963)	(829,318)

Capital Shares of Beneficial Interest
Class I Shares:
Proceeds from Shares Sold (193,370 and 180,222 shares, respectively)	1,847,162	1,767,650
Distributions Reinvested (35,644 and 56,012 shares, respectively)	340,280	545,079
Cost of Shares Redeemed (186,364 and 174,893 shares, respectively)	(1,763,085)	(1,709,099)
Redemption Fee Proceeds	—	498
Total Class I Shares	424,357	604,128

Total Increase/(Decrease) in Net Assets	717,155	(516,655)

Net Assets
Beginning of Period	22,539,248	23,055,903
End of Period	$23,256,403	$22,539,248

The accompanying notes are an integral part of these financial statements.

North Star Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	North Star Opportunity Fund
	Class I
	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Year
	Ended		Ended	Ended	Ended	Ended	Ended
	May 31, 2019		November 30, 2018	November 30, 2017	November 30, 2016	November 30, 2015	November 30, 2014
	(Unaudited)

Net Asset Value, Beginning of Period	$13.52		$13.47	$12.18	$11.15	$13.46	$13.75
Activity From Investment Operations:
Net investment income (a)	0.13		0.29	0.18	0.16	0.27	0.20
Net gain (loss) from securities (both realized and unrealized)	(0.51)		0.13	1.25	1.00	(1.36)	0.95
Total from operations	(0.38)		0.42	1.43	1.16	(1.09)	1.15
Less Distributions From:
Net investment income	(0.12)		(0.25)	(0.13)	(0.13)	(0.28)	(0.18)
Net realized gains on investments	(0.52)		(0.12)	(0.01)	—	(0.91)	(1.26)
Return of Capital	—		—	—	—	(0.03)	—
Total Distributions	(0.64)		(0.37)	(0.14)	(0.13)	(1.22)	(1.44)

Redemption Fees	0.00	(b)	—	—	—	0.00 (b)	0.00 (b)
Net Asset Value, End of Period	$12.50		$13.52	$13.47	$12.18	$11.15	$13.46
Total Return (c)	(2.72	)% (d)	3.13%	11.76%	10.51%	(8.47)%	9.33%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$82,628		$84,473	$81,108	$74,341	$70,824	$76,459
Ratio to average net assets:
Expenses, Gross (e)	1.39	% (f)	1.42%	1.42%	1.49%	1.36%	1.31%
Expenses, Net of waiver or recapture	1.38	% (f,g)	1.42%	1.42%	1.49%	1.36%	1.31%
Net investment income	1.97	% (f)	2.11%	1.40%	1.40%	2.26%	1.58%
Portfolio turnover rate	38	% (d)	44%	47%	61%	61%	53%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Less than $0.005 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(d)	Not annualized.

(e)	Represents the ratio of expenses to average net assets absent any fee waivers, expense reimbursements and/or expense recapture by the Adviser.

(f)	Annualized.

(g)	Effective February 16, 2019, the expense limitation was reduced to 1.30%

The accompanying notes are an integral part of these financial statements.

North Star Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	North Star Opportunity Fund
	Class A
	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Year
	Ended		Ended	Ended	Ended	Ended	Ended
	May 31, 2019		November 30, 2018	November 30, 2017	November 30, 2016	November 30, 2015	November 30, 2014
	(Unaudited)

Net Asset Value, Beginning of Period	$13.57		$13.51	$12.22	$11.15	$13.46	$13.75
Activity From Investment Operations:
Net investment income (a)	0.12		0.26	0.15	0.14	0.27	0.20
Net gain (loss) from securities (both realized and unrealized)	(0.52)		0.13	1.24	1.04	(1.36)	0.95
Total from operations	(0.40)		0.39	1.39	1.18	(1.09)	1.15
Less Distributions From:
Net investment income	(0.11)		(0.21)	(0.09)	(0.11)	(0.28)	(0.18)
Net realized gains on investments	(0.52)		(0.12)	(0.01)	—	(0.91)	(1.26)
Return of Capital	—		—	—	—	(0.03)	—
Total Distributions	(0.63)		(0.33)	(0.10)	(0.11)	(1.22)	(1.44)
Net Asset Value, End of Period	12.54		13.57	13.51	$12.22	$11.15	$13.46
Total Return (b)	(2.89	)% (c)	2.92%	11.44%	10.49%	(8.47)%	9.33%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$34,600		$16	$17	$15	$14 (d)	$16 (d)
Ratio to average net assets:
Expenses, Gross (e)	1.56	% (f)	1.67%	1.68%	1.74%	1.61%	1.56%
Expenses, Net of waiver or recapture	1.55	% (f,g)	1.67%	1.68%	1.74%	1.61%	1.56%
Net investment income	1.77	% (f)	1.86%	1.15%	1.19%	2.01%	1.33%
Portfolio turnover rate	38	% (c)	44%	47%	61%	61%	53%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Not annualized.

(d)	Actual net assets not truncated.

(e)	Represents the ratio of expenses to average net assets absent any fee waivers, expense reimbursements and/or expense recapture by the Adviser.

(f)	Annualized.

(g)	Effective February 16, 2019, the expense limitation was reduced to 1.55%.

The accompanying notes are an integral part of these financial statements.

North Star Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	North Star Micro Cap Fund
	Class I
	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Year
	Ended		Ended	Ended	Ended	Ended	Ended
	May 31, 2019		November 30, 2018	November 30, 2017	November 30, 2016	November 30, 2015	November 30, 2014
	(Unaudited)

Net Asset Value, Beginning of Period	$26.86		$29.47	$28.02	$24.51	$29.52	$29.53
Activity From Investment Operations:
Net investment income (loss) (a)	0.01		0.00 (b)	(0.05)	(0.05)	0.12	0.01
Net gain (loss) from securities (both realized and unrealized)	(0.44)		(1.70)	2.43	4.76	(2.71)	1.68
Total from operations	(0.43)		(1.70)	2.38	4.71	(2.59)	1.69
Less Distributions From:
Net investment income	(0.04)		—	—	(0.03)	(0.14)	—
Net realized gains on investments	(1.68)		(0.91)	(0.93)	(1.17)	(2.28)	(1.70)
Total Distributions	(1.72)		(0.91)	(0.93)	(1.20)	(2.42)	(1.70)
Net Asset Value, End of Period	$24.71		$26.86	$29.47	$28.02	$24.51	$29.52
Total Return (c)	(1.33	)% (d)	(5.87)%	8.71%	20.31%	(9.49)%	6.17%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$73,493		$77,748	$83,005	$77,742	$66,677	$71,429
Ratio to average net assets:
Expenses, Gross (e)	1.47	% (f)	1.39%	1.39%	1.46%	1.35%	1.34%
Expenses, Net of waiver or recapture	1.47	% (f)	1.39%	1.39%	1.46%	1.35%	1.34%
Net investment income (loss)	0.09	% (f)	0.01%	(0.18)%	(0.21)%	0.44%	0.05%
Portfolio turnover rate	13	% (d)	32%	28%	33%	34%	31%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Less than $0.005 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(d)	Not annualized.

(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(f)	Annualized.

The accompanying notes are an integral part of these financial statements.

North Star Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	North Star Dividend Fund
	Class I
	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Year
	Ended		Ended	Ended	Ended	Ended	Ended
	May 31, 2019		November 30, 2018	November 30, 2017	November 30, 2016	November 30, 2015	November 30, 2014
	(Unaudited)

Net Asset Value, Beginning of Period	$20.09		$21.93	$20.46	$17.68	$18.33	$18.18
Activity From Investment Operations:
Net investment income (a)	0.32		0.49	0.47	0.39	0.50	0.44
Net gain (loss) from securities (both realized and unrealized)	(0.98)		(1.85)	2.04	2.94	(0.31)	0.61
Total from operations	(0.66)		(1.36)	2.51	3.33	0.19	1.05
Less Distributions From:
Net investment income	(0.29)		(0.48)	(0.46)	(0.38)	(0.50)	(0.45)
Net realized gains on investments	(0.79)		—	(0.51)	(0.17)	(0.34)	(0.45)
Return of Capital	—		—	(0.07)	—	—	—
Total Distributions	(1.08)		(0.48)	(1.04)	(0.55)	(0.84)	(0.90)
Redemption Fees (b)	0.00		0.00	0.00	0.00	0.00	0.00
Net Asset Value, End of Period	$18.35		$20.09	$21.93	$20.46	$17.68	$18.33
Total Return (c)	(3.29	)% (d)	(6.35)%	12.74%	19.30%	1.09%	6.01%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$74,120		$79,134	$80,761	$67,886	$50,922	$49,417
Ratio to average net assets:
Expenses, Gross (e)	1.49	% (f)	1.42%	1.41%	1.48%	1.39%	1.38%
Expenses, Net of waiver or recapture	1.49	% (f)	1.42%	1.41%	1.48%	1.39%	1.38%
Net investment income	3.40	% (f)	2.21%	2.29%	2.12%	2.80%	2.43%
Portfolio turnover rate	10	% (d)	20%	18%	23%	25%	22%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Less than $0.005 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(d)	Not annualized.

(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(f)	Annualized.

The accompanying notes are an integral part of these financial statements.

North Star Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	North Star Bond Fund
	Class I
	For the Six Months		For the Year	For the Year	For the Year	For the Period
	Ended		Ended	Ended	Ended	Ended
	May 31, 2019		November 30, 2018	November 30, 2017	November 30, 2016	November 30, 2015 (a)
	(Unaudited)

Net Asset Value, Beginning of Period	$9.44		$9.92	$9.93	$9.74	$10.00
Activity From Investment Operations:
Net investment income (b)	0.18		0.35	0.32	0.31	0.28
Net gain (loss) from securities (both realized and unrealized)	0.13		(0.48)	(0.02)	0.22	(0.30)
Total from operations	0.31		(0.13)	0.30	0.53	(0.02)
Less Distributions From:
Net investment income	(0.18)		(0.35)	(0.31)	(0.31)	(0.24)
Net realized gains on investments	—		—	—	(0.03)	—
Total Distributions	(0.18)		(0.35)	(0.31)	(0.34)	(0.24)
Redemption Fees	—		0.00 (c)	—	—	0.00	(c)
Net Asset Value, End of Period	$9.57		$9.44	$9.92	$9.93	$9.74
Total Return (d)	3.28	% (e)	(1.34)%	3.09%	5.55%	(0.20	)% (e)
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$23,256		$22,539	$23,056	$16,390	$10,556
Ratio to average net assets:
Expenses, Gross (f)	1.69	% (g)	1.68%	1.71%	1.70%	2.48	% (g)
Expenses, Net of expense waiver or recapture	1.69	% (g)	1.77%	1.79%	1.79%	1.79	% (g)
Net investment income	3.71	% (g)	3.57%	3.16%	3.16%	3.02	% (g)
Portfolio turnover rate	10	% (e)	23%	26%	30%	33	% (e)

(a)	The North Star Bond Fund commenced operations on December 19, 2014.

(b)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Less than $0.005 per share.

(d)	Total return represents aggregate total return based on Net Asset Value. Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of the expenses for the period ended November 30, 2015, total returns would have been lower.

(e)	Not annualized.

(f)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or recapture by the Adviser.

(g)	Annualized.

The accompanying notes are an integral part of these financial statements.

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2019

1.	ORGANIZATION

The North Star Opportunity Fund, the North Star Micro Cap Fund, the North Star Dividend Fund and the North Star Bond Fund (each a “Fund,” and together the “Funds”) are each a series of shares of beneficial interest of the Northern Lights Fund Trust II (the “Trust”), a trust organized under the laws of the State of Delaware on August 26, 2010, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment companies.

The diversification policy of each Fund is as follows:

Fund
North Star Opportunity Fund	Diversified
North Star Micro Cap Fund	Diversified
North Star Dividend Fund	Diversified
North Star Bond Fund	Diversified

The investment objective of each Fund is as follows:

Fund	Primary Objective
North Star Opportunity Fund	To seek long-term capital appreciation
North Star Micro Cap Fund	Capital appreciation and to derive income from short term liquid securities
North Star Dividend Fund	To generate dividend income and to seek capital appreciation
North Star Bond Fund	To generate income, with preservation of capital

The North Star Micro Cap Fund is the successor to the Kuby Gottlieb Special Value Fund, L.P. (the “Predecessor Micro Cap Fund”), which transferred its assets to the North Star Micro Cap Fund in connection with the North Star Micro Cap Fund’s commencement of operations. The North Star Dividend Fund is the successor to the North Star Dividend Fund, L.P. (the “Predecessor Dividend Fund”), which transferred its assets to the North Star Dividend Fund in connection with the North Star Dividend Fund’s commencement of operations. The North Star Opportunity Fund is the successor to the North Star Opportunity Fund, L.P. (the “Predecessor North Star Opportunity Fund”), which transferred its assets to the Fund in connection with the North Star Opportunity Fund’s commencement of operations. The Predecessor Funds were managed by the same adviser who currently manages the Funds, and have substantially similar investment objectives and strategies to those of the Funds. Each Fund commenced operations on the following dates:

Fund	Date
North Star Opportunity Fund	December 15, 2011
North Star Micro Cap Fund	May 31, 2013
North Star Dividend Fund	May 31, 2013
North Star Bond Fund	December 19, 2014

The North Star Micro Cap Fund, the North Star Dividend Fund and North Star Bond Fund currently offer Class I shares. The North Star Opportunity Fund currently offers Class I and Class A shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Class I shares are offered at net asset value. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2019

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments in open-ended investment companies are valued at net asset value.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2019

as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2019 for the Funds’ investments measured at fair value:

North Star Opportunity Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$89,431,583	$2,196,750	$—	$91,628,333
Preferred Stock	4,538,353	—	—	4,538,353
Corporate Bonds	—	5,549,190	—	5,549,190
U.S. Treasury Obligations	—	9,985,133	—	9,985,133
Short-Term Investments	4,964,044	—	—	4,964,044
Total	$98,933,980	$17,731,073	$—	$116,665,053

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2019

North Star Micro Cap Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$66,147,544	$3,402,217	$—	$69,549,761
Short-Term Investments	3,966,671	—	—	3,966,671
Total	$70,114,215	$3,402,217	$—	$73,516,432

North Star Dividend Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$69,809,479	$1,616,332	$—	$71,425,811
Short-Term Investments	2,967,817	—	—	2,967,817
Total	$72,777,296	$1,616,332	$—	$74,393,628

North Star Bond Fund

Assets *	Level 1	Level 2	Level 3	Total
Preferred Stock	$4,210,542	$—	$—	$4,210,542
Corporate Bonds	—	17,417,516	—	17,417,516
Convertible Bonds	—	506,146	—	506,146
Short-Term Investments	868,652	—	—	868,652
Total	$5,079,194	$17,923,662	$—	$23,002,856

The Funds did not hold any Level 3 securities during the period.

*	Refer to the Portfolios of Investments for security classifications.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the North Star Opportunity Fund, North Star Micro Cap Fund, North Star Dividend Fund and North Star Bond Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the 2016 through 2018 tax returns. Management has analyzed each Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Funds’ 2019 tax return for each Fund. Each Fund identifies its major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Fund may make significant investments. However, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2019

Distributions to Shareholders – The following table summarizes each Fund’s Investment Income and Capital Gain declaration policy:

Fund	Income Dividends	Capital Gains
North Star Opportunity Fund	Quarterly	Annually
North Star Micro Cap Fund	Annually	Annually
North Star Dividend Fund	Monthly	Annually
North Star Bond Fund	Monthly	Annually

Each Fund records dividends and distributions to its shareholders on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – North Star Investment Management Corp. serves as the Funds’ Investment Adviser (the “Adviser”). Pursuant to an Investment Advisory Agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of the average daily net assets of each Fund:

Fund	Advisory Fee
North Star Opportunity Fund*	1.00% on the first $100 million in net assets
0.90% on assets greater than $100 million
North Star Micro Cap Fund	1.00%
North Star Dividend Fund	1.00%
North Star Bond Fund	0.85%

*	Prior to February 16, 2019, the Adviser received monthly fees calculated at an annual rate of 1.00% of the average daily net assets for the North Star Opportunity Fund.

For the six months ended May 31, 2019, the Adviser earned advisory fees of:

Fund	Advisory Fee
North Star Opportunity Fund	$515,451
North Star Micro Cap Fund	376,905
North Star Dividend Fund	384,350
North Star Bond Fund	96,472

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2019

The Adviser has contractually agreed, at least until March 31, 2020 for the North Star Micro Cap, North Star Dividend and North Star Bond Funds and through March 31, 2021 for the North Star Opportunity Fund, to waive all or part of its management fees and/or make payments to limit Funds expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation) so that the total annual operating expenses of the Funds do not exceed 1.55% and 1.30% of the North Star Opportunity Fund’s average net assets, for Class A and Class I shares, respectively, 1.74% of the North Star Micro Cap Fund’s average net assets for Class I shares, 1.74% of the North Star Dividend Fund’s average net assets for Class I shares and 1.79% of the North Star Bond Fund’s average net assets for Class I shares. Prior to February 16, 2019, the Adviser contractually agreed that the total annual operating expenses for the North Star Opportunity Fund’s average net assets for Class A and Class I shares did not exceed 1.99% and 1.74%, respectively. The Adviser waived fees in the amount of $4,264 in the North Star Opportunity Fund for the six months ended May 31, 2019.

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses are subsequently less than 1.55% and 1.30% of the North Star Opportunity Fund’s average daily net assets attributable to Class I and Class A shares, respectively, 1.74% of the North Star Micro Cap Fund’s and North Star Dividend Fund’s average daily net assets for Class I shares and 1.79% of the North Star Bond Fund’s average daily net assets for Class I shares, the Adviser shall be entitled to recapture by the Funds for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Funds expenses to exceed 1.55% and 1.30% of the North Star Opportunity Fund’s average daily net assets for Class I and Class A shares, respectively, 1.74% of the North Star Micro Cap Fund’s and North Star Dividend Fund’s average daily net assets for Class I shares and 1.79% of the North Star Bond Fund’s average daily net assets for Class I shares. If Fund Operating Expenses subsequently exceed 1.55% and 1.30% of the North Star Opportunity Fund’s Class I and Class A shares respectively, 1.74% of the North Star Micro Cap Fund’s and North Star Dividend Fund’s Class I shares and 1.79% of the North Star Bond Fund’s Class I shares per annum of the average daily net assets, the reimbursements shall be suspended.

The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement.) The Board may terminate this expense reimbursement arrangement at any time. For the fiscal year ended November 30, 2018, the North Star Micro Cap, North Star Dividend and North Star Bond Funds had no recapture available. As of May 31, 2019, the North Star Opportunity Fund has $4,264 available for recapture.

Distributor – The Board has adopted the Trust’s Master Distribution and Shareholder Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board of Trustees of the Northern Lights Fund Trust II has adopted, on behalf of the North Star Opportunity Fund, a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services. Under the Plan, the Fund is permitted to pay 0.25% per year of its average daily net assets of Class A shares for such distribution and shareholder service activities. For the six months ended May 31, 2019, the North Star Opportunity Fund Class A shares incurred $26,732 in distribution fees.

The Distributor acts as the Funds’ principal underwriter in a continuous offering of each Fund’s shares. For the six months ended May 31, 2019, the Distributor received $28 in underwriting commissions, of which $2 was retained by the principal underwriter for sales of the North Star Opportunity Fund’s Class A shares.

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2019

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

On February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”).

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended May 31, 2019 were as follows:

Fund	Purchases	Sales
North Star Opportunity Fund	$69,430,731	$37,146,471
North Star Micro Cap Fund	9,536,484	10,565,468
North Star Dividend Fund	7,066,250	9,416,516
North Star Bond Fund	2,425,069	2,254,963

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of May 31, 2019, NFS LLC held approximately 59.7% of the voting securities of the North Star Opportunity Fund, 69.6% of the North Star Micro Cap Fund, 67.8% of the North Star Dividend Fund and 80.6% of the North Star Bond Fund. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also beneficially owned by NFS LLC.

6.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days. The redemption fee is paid directly to the Funds. For the six months ended May 31, 2019 the North Star Opportunity Fund had $194 in redemption fees and the North Star Dividend Fund had $291 in redemption fees. The North Star Micro Cap Fund and North Star Bond Fund did not charge any redemption fees for the six months ended May 31, 2019.

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2019

7.	INVESTMENTS IN AFFILIATED ISSUERS

An affiliated issuer is an issuer in which the Fund has ownership of at least 5% of the voting securities. Issuers which are affiliates of the North Star Micro Cap Fund and the North Star Dividend Fund at May 31, 2019, are noted in each Fund’s Portfolio of Investments.

Transactions during the period with companies which are affiliates are as follows:

North Star Micro Cap Fund

	Shares							Net Change in
					Dividends			Unrealized
	Beginning of			End of	Credited to	Realized		Appreciation
Description	Period	Purchases	Sales	Period	Income	Gain/(Loss)	Fair Value	(Depreciation)
NTN Buzztime, Inc.	143,350	—	—	143,350	$—	$—	$501,725	$174,886
Truett-Hurst, Inc. - Class A	405,200	—	(126,258)	278,942	—	(270,859)	384,940	160,574

North Star Dividend Fund

	Shares							Net Change in
					Dividends			Unrealized
	Beginning of			End of	Credited to	Realized		Appreciation
Description	Period	Purchases	Sales	Period	Income	Gain/(Loss)	Fair Value	(Depreciation)
Marketing Alliance, Inc.	536,720	7,500	—	544,220	$140,022	$—	$1,616,332	$(8,076)

8.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at May 31, 2019, were as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation/
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
North Star Opportunity Fund	$106,811,825	$16,995,618	$(7,142,390)	$9,853,228
North Star Micro Cap Fund	67,750,083	15,758,660	(9,992,311)	5,766,349
North Star Dividend Fund	71,641,413	12,905,716	(10,153,501)	2,752,215
North Star Bond Fund	23,723,598	148,798	(869,540)	(720,742)

9.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the following periods was as follows:

	For the period ended November 30, 2018			For the period ended November 30, 2017
	Ordinary	Long-Term		Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Total	Income	Capital Gains	Capital	Total
North Star Opportunity Fund	$1,511,914	$746,806	$2,258,720	$785,740	$36,863	$—	$822,603
North Star Micro Cap Fund	—	2,567,005	2,567,005	—	2,582,363	—	2,582,363
North Star Dividend Fund	1,798,322	45,094	1,843,416	1,761,258	1,623,328	225,811	3,610,397
North Star Bond Fund	829,318	—	829,318	660,494	—	—	660,494

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2019

As of November 30, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Fund	Income	Capital Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
North Star Opportunity Fund	$3,131,594	$264,180	$—	$(33,076)	$(11,533)	$12,767,781	$16,118,946
North Star Micro Cap Fund	—	4,788,281	—	440,525	(381,832)	6,713,263	11,560,237
North Star Dividend Fund	—	3,053,993	—	1,464,063	—	6,820,711	11,338,767
North Star Bond Fund	18,058	—	(222,006)	—	—	(1,007,086)	(1,211,034)

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed ordinary income (loss) and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for tax gain/loss due to the Funds’ conversion from limited partnerships and tax adjustments for partnerships, trust preferred securities, C-Corporations with return of capital distributions and perpetual bonds.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Fund	Post October Losses
North Star Opportunity Fund	$11,533
North Star Micro Cap Fund	381,832

At November 30, 2018, the following Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
Fund	Short-Term	Long-Term	Total	CLCF Utilized
North Star Dividend Fund	$—	$—	$—	$389,896
North Star Bond Fund	29,074	192,932	222,006	—

Permanent book and tax differences, primarily attributable to net operating losses, non-deductible expenses and adjustments for the tax gain/loss due to the Funds’ conversion from limited partnerships, resulted in reclassification for the following Funds for the period ended November 30, 2018 as follows:

	Paid	Accumulated
	In	Earnings
Fund	Capital	(Losses)
North Star Opportunity Fund	$61,294	$(61,294)
North Star Micro Cap Fund	(106,290)	106,290
North Star Dividend Fund	(53,463)	53,463

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2019

10.	FUND REORGANIZATION

On February 15, 2019, the North Star Opportunity Fund acquired the assets and certain liabilities of the Regal Total Return Fund (the “Acquired Fund”), pursuant to a plan of reorganization, approved by the Board of Trustees of the Trust, of both the Acquired Fund and the North Star Opportunity Fund. Total shares issued by the North Star Opportunity Fund and the total net assets of the Acquired Fund and the North Star Opportunity Fund on the date of the transfer were as follows:

	Shares	Total Net	Total Net Assets
	issued by	Assets of the	of the Fund after
Acquired Fund	the Fund	Acquired Fund	Merger
Regal Total Return Fund	2,890,270	$37,791,729	$122,911,897

As part of the reorganization, for each share they held, shareholders of the Acquired Fund received 0.8183 of the Class A Shares of the North Star Opportunity Fund.

The total net assets of the Acquired Fund before acquisition included unrealized appreciation of $791,614. Total net assets of the North Star Opportunity Fund immediately after the transfer were $122,911,897. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the North Star Opportunity Fund’s accompanying Statement of Operations since the close of business on February 15, 2019.

11.	NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. These amendments have been adopted with these financial statements.

12.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

North Star Funds
EXPENSE EXAMPLE (Unaudited)
May 31, 2019

As a shareholder of each Fund you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period	Fund’s Annualized
Actual	12/1/2018	5/31/2019	12/1/18 – 5/31/19*	Expense Ratio
North Star Opportunity Fund
Class I	$1,000.00	$972.80	$6.79	1.38%
Class A	$1,000.00	$971.10	$7.62	1.55%
North Star Micro Cap Fund
Class I	$1,000.00	$986.70	$7.28	1.47%
North Star Dividend Fund
Class I	$1,000.00	$967.10	$7.31	1.49%
North Star Bond Fund
Class I	$1,000.00	$1,032.70	$8.56	1.69%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

North Star Funds
EXPENSE EXAMPLE (Unaudited) (Continued)
May 31, 2019

	Beginning	Ending	Expenses Paid
Hypothetical	Account Value	Account Value	During Period	Fund’s Annualized
(5% return before expenses)	12/1/2018	5/31/2019	12/1/18 – 5/31/19*	Expense Ratio
North Star Opportunity Fund
Class I	$1,000.00	$1,018.05	$6.94	1.38%
Class A	$1,000.00	$1,017.20	$7.80	1.55%
North Star Micro Cap Fund
Class I	$1,000.00	$1,017.60	$7.39	1.47%
North Star Dividend Fund
Class I	$1,000.00	$1,017.50	$7.49	1.49%
North Star Bond Fund
Class I	$1,000.00	$1,016.50	$8.50	1.69%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

North Star Funds
Additional Information (Unaudited)
May 31, 2019

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF THE RENEWAL OF AN INVESTMENT ADVISORY AGREEMENT

At a Regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on October 17-18, 2018, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the renewal of the Investment Advisory Agreement between the Trust, on behalf of the North Star Opportunity Fund, North Star Dividend Fund, North Star Micro Cap Fund and the North Star Bond Fund (the “North Star Funds”) and North Star Investment Management Corporation (“North Star”) (the “North Star Advisory Agreement”).

Based on their evaluation of the information provided by North Star, in conjunction with each North Star Fund’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the North Star Advisory Agreement with respect to each of the North Star Funds.

In advance of the Meeting, the Board requested and received materials to assist them in considering the North Star Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the North Star Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the continuation of the North Star Advisory Agreement and comparative information relating to the advisory fee and other expenses of each of the North Star Funds. The materials also included due diligence materials relating to North Star (including due diligence questionnaires completed by North Star, select financial information of North Star, bibliographic information regarding North Star’s key management and investment advisory personnel, and comparative fee information relating to the Funds) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the renewal of the North Star Advisory Agreement. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the North Star Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the North Star Advisory Agreement. In considering the renewal of the North Star Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. The Board reviewed materials provided by North Star related to the proposed renewal of the North Star Advisory Agreement with respect to each of the North Star Funds, including its Form ADV and related schedules, a description of the manner in which investment decisions were made and executed, a review of the personnel performing services for each of the North Star Funds, including the individuals that primarily monitor and execute the investment process. The Board discussed the extent of the research capabilities, the quality of North Star’s compliance infrastructure and the experience of its investment advisory personnel. The Board noted that North Star was an experienced investment adviser with seasoned senior management and that the performance of the North Star Funds supported the quality and experience of the staff. Additionally, the Board received satisfactory responses from the representatives of North Star with respect to a series of important questions, including: whether North Star was involved in any lawsuits or pending regulatory actions; whether the advisory services provided to its other accounts would conflict with its advisory services provided to each of the North Star Funds; whether there were procedures in place to adequately allocate trades among its respective clients; and whether North Star’s CCO had processes in place to review the portfolio managers’ performance of their duties to ensure compliance under North Star’s compliance program. The Board reviewed the information provided on the practices for monitoring compliance with each of the North Star Funds’ investment limitations and discussed North Star’s compliance program with the CCO of the Trust. The Board noted that

North Star Funds
Additional Information (Unaudited) (Continued)
May 31, 2019

the CCO of the Trust continued to represent that North Star’s policies and procedures were reasonably designed to prevent violations of applicable securities laws. The Board also noted North Star’s representation that the prospectus and statement of additional information for the North Star Funds accurately describe the investment strategies of each of the North Star Funds. The Board then reviewed the capitalization of North Star based on financial information provided by and representations made by North Star and concluded that North Star was sufficiently well-capitalized, or its principals have the ability to make additional contributions in order to meet its obligations to each of the North Star Funds. The Board concluded that North Star had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the North Star Agreement and that the nature, overall quality and extent of the advisory services to be provided by North Star to each of the North Star Funds were satisfactory.

Performance. The Board discussed the report prepared by Broadridge and reviewed the performance as compared to its peer group, Morningstar category and benchmark for the one year, three year, five year and since inception periods ended September 30, 2018 for North Star Opportunity, North Star Micro Cap and North Star Dividend, and the one year, three year and since inception periods ended September 30, 2018, for North Star Bond. With respect to North Star Opportunity, the Board noted that North Star Opportunity outperformed its peer group and Morningstar category median but underperformed its benchmark, for the one year and three year periods, outperformed its peer group median but underperformed its Morningstar category median and benchmark for the five year period and underperformed the peer group median, Morningstar category median and benchmark for the since inception period. The Board also discussed the Morningstar category for North Star Opportunity noting the adviser’s belief that it was not an ideal fit as North Star Opportunity is more small-cap oriented as compared to the Morningstar category which is mostly made up of funds investing in large-cap equities. The Board reviewed the performance of North Star Micro Cap noting that North Star Micro Cap had underperformed its benchmark, peer group median and Morningstar category median for the one year, five year and since inception periods, but had outperformed the peer group median and Morningstar category median while underperforming its benchmark for the three year period. The Board also reviewed the performance of North Star Dividend noting that North Star Dividend had underperformed its benchmark, peer group median and Morningstar category median for the one year and three year periods while outperforming the peer group median and Morningstar category median but underperforming the benchmark for the five year and since inception periods. The Board also reviewed the performance of North Star Bond noting that North Star Bond underperformed the benchmark, peer group median and Morningstar category median for the one year, three year and since inception periods. After further discussion, the Board concluded that although relative performance had slipped this past year, the performance of each of North Star Opportunity, North Star Micro Cap, North Star Dividend and North Star Bond was acceptable.

Fees and Expenses. As to the costs of the services provided by North Star, the Board reviewed and discussed each of the North Star Funds advisory fee and total operating expenses as compared to its peer group and its Morningstar category as presented in the Broadridge Reports. The Board noted that the advisory fee for each North Star Fund was near or at the top of its respective peer group and Morningstar category ranges. The Board further noted that North Star Opportunity, North Star Micro Cap and North Star Dividend were each being charged a 1.00% advisory fee by North Star which was above the Morningstar category median and peer group median for each Fund although not the highest in the peer group. With respect to North Star Bond, the Board noted the Fund’s 0.85% advisory fee was also higher than the peer group median and that the Fund’s higher net expense ratio may be explained by relatively lower asset levels than its peers and less ability to benefit from economies of scale.

The Board discussed North Star’s similarly managed accounts which were comparable to North Star Micro Cap and North Star Dividend noting the advisory fee of 0.50% was substantially less than the 1.00% advisory fee charged by North Star for those Funds. The Board noted, however, that North Star had represented to the Board that it charged a lower fee for such accounts as they are sub-advisory accounts where North Star only manages a portion of an account portfolio and did not have direct contact with the ultimate client and, as a result, North Star provided fewer services to such accounts.

North Star Funds
Additional Information (Unaudited) (Continued)
May 31, 2019

The Board then reviewed the contractual arrangements for each of the North Star Funds, which stated that North Star had agreed to waive or limit its advisory fee and/or reimburse expenses at least until March 31, 2020, in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed: 1.99%, 1.99%, and 1.74%, of North Star Opportunity’s average annual net assets for Class A, Class R and Class I Shares, respectively; 1.74%, 1.99% and 1.99% of North Star Dividend’s average annual net assets for Class I, Class R and Class A Shares, respectively; 1.74%, 1.99% and 1.99% of North Star Micro Cap’s average annual net assets for Class I, Class R and Class A Shares, respectively; and 1.99%, 1.99% and 1.79% of North Star Bond’s average annual net assets for or Class A, Class R and Class I Shares, respectively. The Board found such arrangements to be beneficial to shareholders. The Board further noted that each North Star Fund was currently operating below each of these expense caps. The Board concluded that based on North Star’s experience, expertise and services to the Funds, the advisory fee charged by North Star for each North Star Fund, although at or near the high end of each North Star Fund’s peer group, was not unreasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to North Star with respect to each of North Star Opportunity, North Star Dividend, North Star Micro Cap, and North Star Bond based on profitability reports and profitability analyses provided by North Star with respect to each North Star Fund. The Board also reviewed the selected financial information of North Star provided by North Star. After review and discussion, the Board concluded that the anticipated profit from North Star’s relationship with each of the North Star Funds was not excessive.

Economies of Scale. As to the extent to which each of the North Star Funds would realize economies of scale as it grew, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed the current size of each of the North Star Funds, North Star’s expectations for growth of each of the North Star Funds, and concluded that any material economies of scale would not be achieved in the near term. After further discussion, the Board noted they would revisit the possibility of adding break points with respect to a North Star Fund once a Fund approaches $250 million in assets.

Conclusion. The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the North Star Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from North Star as the Trustees believed to be reasonably necessary to evaluate the terms of the North Star Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that, with respect to the North Star Advisory Agreement, (a) the terms of the North Star Advisory Agreement are reasonable; (b) the advisory fee is reasonable; and (c) the North Star Advisory Agreement is in the best interests of each North Star Fund and its shareholders. In considering the renewal of the North Star Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the renewal of the North Star Advisory Agreement was in the best interest of each North Star Fund and its shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the North Star Advisory Agreement.

Privacy Policy

Rev. May 2019

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-402-493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust II has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

Proxy Voting Policy

Information regarding how the Funds vote proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-312-580-0900 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-312-580-0900.

Investment Adviser
North Star Investment Management Corp.
20 N. Wacker Drive #1416
Chicago, IL 60606

Administrator
Gemini Fund Services, LLC
80 Arkay Drive
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 8/5/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 8/5/19

By (Signature and Title)

/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 8/5/19